UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2013

1.800354.109

SFB-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,276,898
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	921,104
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,145,580
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,027,520
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,186,920
		5,558,022
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,181,810
5.25% 10/1/20 (FSA Insured)	2,600,000	3,116,412
5.25% 10/1/23 (FSA Insured)	5,000,000	5,926,850
5.25% 10/1/26 (FSA Insured)	1,000,000	1,165,170
5.25% 10/1/28 (FSA Insured)	500,000	576,175
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,124,970
Series 2007 B, 1% 1/1/37 (c)	1,000,000	944,190
Series 2008 A, 5% 1/1/14	1,220,000	1,257,088
Series 2008 D, 5.5% 1/1/38	3,400,000	3,806,300
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,951,300
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,053,580
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,092,780
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,310,680
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,763,550
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,113,220
5% 7/1/17	1,755,000	2,001,086
5% 7/1/18	1,695,000	1,902,061
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,331,796
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,237,071
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000,000	6,259,150
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,600,115
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,179,310
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,413,979
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,159,420
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,939,575
5.5% 12/1/29	2,100,000	2,515,905
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	313,375
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,128,060
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,017,410
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,409,439
		62,791,827
California - 17.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,315,220
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,676,331
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18	2,000,000	2,443,880
Series AM, 5% 12/1/20	3,000,000	3,783,720
Series AI:
5% 12/1/16	5,800,000	6,710,890
5% 12/1/19	4,000,000	4,978,640
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,360,848
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,645,862
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Escrowed to Maturity)	$ 680,000	$ 685,535
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	725,846
Series A, 5% 7/1/18	2,400,000	2,885,712
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,367,107
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,060
Series 2013:
5.25% 2/1/16	110,000	111,307
5.25% 2/1/28	255,000	257,647
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	60,000	60,749
5% 8/1/20	2,745,000	3,131,194
5% 11/1/21 (Pre-Refunded to 11/1/13 @ 100)	2,430,000	2,487,737
5% 10/1/22	1,500,000	1,798,440
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,272,436
5% 12/1/22	7,810,000	9,037,420
5% 11/1/24	3,000,000	3,453,300
5% 3/1/26	1,000,000	1,104,440
5% 6/1/26	1,085,000	1,169,814
5% 3/1/31	1,700,000	1,856,179
5% 9/1/31	1,200,000	1,329,216
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	625,926
5% 9/1/32	1,400,000	1,545,950
5% 9/1/33	2,900,000	3,201,339
5% 9/1/35	450,000	493,547
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	400,000	409,852
5.25% 9/1/23	8,500,000	10,368,640
5.25% 12/1/33	35,000	36,575
5.25% 4/1/35	4,300,000	4,989,505
5.25% 3/1/38	2,525,000	2,827,874
5.25% 11/1/40	1,100,000	1,257,080
5.5% 8/1/27	3,200,000	3,802,272
5.5% 8/1/29	4,300,000	5,078,515
5.5% 4/1/30	5,000	5,207
5.5% 11/1/33	1,710,000	1,744,251
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	490,000	502,975
5.5% 3/1/40	600,000	710,250
5.6% 3/1/36	300,000	359,697
6% 3/1/33	5,850,000	7,272,954
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 3,100,000	$ 3,703,973
6% 11/1/39	11,280,000	13,655,681
6.5% 4/1/33	5,050,000	6,269,525
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,650,000	1,778,156
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,090,560
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	58,473
6.5% 10/1/38	2,155,000	2,602,012
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,657,095
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,503,598
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,893,222
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,268,388
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,154,838
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,735,376
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,121,770
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,206,702
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,304,720
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,229,340
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,744,945
Series 2012 G, 5% 11/1/25	1,500,000	1,767,975
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,692,712
5% 12/1/23	2,600,000	3,121,196
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,090,190
Series 2005 H, 5% 6/1/18	1,000,000	1,088,100
Series 2005 K, 5% 11/1/16	1,300,000	1,440,036
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 835,000	$ 985,058
Series 2009 I:
6.125% 11/1/29	500,000	621,925
6.375% 11/1/34	1,400,000	1,738,520
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	4,036,326
5.75% 11/1/27	5,600,000	6,738,648
6% 11/1/40	5,400,000	6,389,982
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,799,720
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	18,704,718
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,227,353
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,211,049
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,140,196
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,414
5.75% 1/15/40	300,000	300,273
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,005,140
Series 2005 A:
5% 6/1/45	3,800,000	3,962,830
5% 6/1/45	1,000,000	1,042,850
Series 2013 A, 5% 6/1/29	2,500,000	2,836,550
5% 6/1/45 (FSA Insured)	65,000	67,933
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,614,972
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,774,336
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,277,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/19	4,000,000	4,953,680
5% 7/1/21	3,800,000	4,827,976
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	$ 600,000	$ 652,122
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,348,800
5% 3/1/25	1,000,000	1,162,480
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,391,952
Series 2011 A1, 5% 7/1/21	10,000,000	12,626,300
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,250,251
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	12,142,300
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,088,690
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,587,990
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,225,013
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,119,943
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,121,900
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,576,785
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,592,824
5% 5/1/24	1,510,000	1,739,822
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,192,160
Series 2012, 5% 1/15/27	4,865,000	5,594,264
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,282,913
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,759,020
5% 2/1/24	2,915,000	3,387,143
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,530,430
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	564,707
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/33	$ 4,350,000	$ 1,791,635
0% 8/1/37	8,000,000	2,618,560
0% 8/1/38	4,225,000	1,310,933
0% 8/1/39	7,220,000	2,122,319
0% 8/1/40	1,100,000	307,791
0% 8/1/41	4,900,000	1,304,821
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,414,272
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	850,352
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,290,793
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	700,000	894,299
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	1,315,000	1,696,850
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,080,450
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,074,390
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,178,495
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,488,520
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	518,635
0% 7/1/36	10,050,000	3,545,037
0% 7/1/37	5,105,000	1,705,325
0% 7/1/39	3,500,000	1,051,470
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,145,534
0% 7/1/49	9,300,000	1,685,160
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,098,607
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,718,082
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,989,561
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	709,845
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Marcos Unified School District: - continued
Series A, 5% 8/1/38	$ 1,700,000	$ 1,892,746
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,346,370
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	11,130,000
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	871,970
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,072,717
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	755,797
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,243,046
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	622,488
Univ. of California Revs.:
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	1,034,771
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	60,000	66,244
Series 2009 O:
5.25% 5/15/39	1,000,000	1,167,130
5.75% 5/15/30	5,700,000	6,869,583
5.75% 5/15/34	3,060,000	3,685,954
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	2,004,062
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	592,587
Series 2009 A:
5.125% 7/1/17	205,000	232,644
5.25% 7/1/18	230,000	266,476
5.5% 7/1/19	390,000	466,245
6% 7/1/29	1,000,000	1,138,610
Series 2010 A, 5.25% 7/1/30	1,900,000	2,102,578
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,371,144
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/27	$ 5,000,000	$ 5,810,650
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	720,860
		445,527,688
Colorado - 0.9%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,337,102
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,121,060
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,770,500
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,703,050
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,243,200
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,836,258
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/13	590,000	591,463
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	1,100,000	1,268,410
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Pre-Refunded to 9/1/14 @ 100)	1,800,000	1,917,234
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,101,100
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,408,576
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,095,906
Series 2010 A, 0% 9/1/41	3,400,000	764,082
Series 2010 C, 5.375% 9/1/26	1,000,000	1,121,590
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,515,125
		23,794,656
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	$ 1,565,000	$ 1,614,344
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,753,900
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,563,900
Series B, 4.75% 6/1/32	800,000	862,192
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,438,511
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,489,896
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,597,916
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,678,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,253,813
		23,253,272
Florida - 8.8%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,129,430
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,477,500
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,485,900
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,121,160
Series 2012 A, 5% 7/1/24	8,830,000	10,515,647
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	14,225,486
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,614,400
Series 2011 A1, 5% 6/1/20	1,000,000	1,208,790
Series 2012 A1, 5% 6/1/21	3,100,000	3,767,244
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,035,000	9,586,880
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	506,860
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	$ 4,300,000	$ 5,308,307
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,912,469
Series 2006 E, 5% 6/1/35	3,825,000	4,404,947
Series 2011 E:
5% 6/1/24	2,385,000	2,926,180
5% 6/1/27	2,300,000	2,744,153
Series A, 5.5% 6/1/38	700,000	832,657
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	100,000	101,779
Series 2008 A, 5.375% 7/1/26	5,675,000	6,652,349
Series 2008 A, 5.25% 7/1/37	1,000,000	1,148,280
Series 2011 B, 5% 7/1/23	3,600,000	4,449,096
Series 2012 A, 5% 7/1/25	3,300,000	4,028,079
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,338,739
Series A, 6.25% 10/1/31	1,000,000	1,214,890
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,787,590
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	827,704
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	548,222
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	339,752
Series 2005 B:
5% 11/15/30	970,000	1,020,615
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	144,812
Series 2005 C, 5% 11/15/31	1,180,000	1,230,398
Series 2006 G:
5% 11/15/16	95,000	108,837
5% 11/15/16 (Escrowed to Maturity)	5,000	5,749
5.125% 11/15/18	965,000	1,097,803
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	40,396
Series 2008 B, 6% 11/15/37	5,000,000	5,887,150
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	$ 1,630,000	$ 1,799,602
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,298,969
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,124,960
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	940,420
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,807,678
Series 2009 B:
5% 10/1/18	1,600,000	1,662,672
5% 10/1/19	6,005,000	6,239,615
Series 2012 A, 4% 10/1/23	2,335,000	2,627,786
Series Three 2010 D, 5% 10/1/38	2,800,000	3,123,064
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,691,945
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	902,776
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,731,330
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,886,346
5.5% 10/1/30	1,000,000	1,183,950
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	5,187,604
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,181,790
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,545,208
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,591,357
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,008,210
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,733,460
Series 2011 B, 5.625% 5/1/31	2,195,000	2,605,289
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	934,715
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	$ 6,000,000	$ 7,588,680
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,487,808
5.75% 10/1/43	1,000,000	1,084,860
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,957,400
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,395,606
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,157,960
Series 2009 B, 5% 10/1/33	6,200,000	7,190,760
Series 2012 A, 5% 10/1/24	1,450,000	1,854,347
Series 2013 A:
5% 10/1/24	2,300,000	2,941,378
5% 10/1/25	1,800,000	2,301,930
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,666,700
Series 2011, 5% 10/1/24	4,000,000	4,794,520
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,752,816
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,705,168
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	3,006,205
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,490,579
5% 7/1/17	4,385,000	5,127,381
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	217,598
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,723,603
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,358,317
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,049,454
		227,402,066
Municipal Bonds - continued
	Principal Amount	Value
Georgia - 2.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 2,247,520
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	15,675,737
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,111,299
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	3,000,000	3,028,620
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,491,206
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,542,140
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,401,700
6.125% 9/1/40	2,865,000	3,351,276
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,160,490
5.25% 10/1/41	1,900,000	2,180,649
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	3,020,350
Series 2013, 5% 1/1/32	10,000,000	11,702,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,854,680
Series C, 5% 1/1/22	2,900,000	3,560,156
Series GG, 5% 1/1/23	1,600,000	1,989,536
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,499,694
Series S, 5% 10/1/24	1,575,000	1,898,946
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	600,000	656,622
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,731,922
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,690,523
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,078,170
		75,874,036
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,900,000	$ 2,234,248
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,468,650
		9,702,898
Illinois - 14.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	884,355
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	3,094,929
Series 2012 A, 5% 12/1/42	7,100,000	7,724,942
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	963,492
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,604,848
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,043,075
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,927,170
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	210,000	215,609
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,022,739
Series 2007 A, 5% 1/1/37	10,000,000	10,742,100
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,989,040
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,125,378
Series 2011 A, 5% 1/1/40	4,125,000	4,473,975
Series A, 5.5% 1/1/17	1,480,000	1,701,512
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,011,820
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,334,784
Series 2011 C, 6.5% 1/1/41	6,500,000	8,365,110
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,422,728
5.25% 1/1/40	1,300,000	1,496,898
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	$ 1,000,000	$ 1,115,910
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,363,788
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,129,850
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,650,888
5.25% 11/1/38	9,150,000	10,459,548
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,506,233
5% 12/15/37	1,000,000	1,137,090
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	322,797
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,160,450
Series 2010 A, 5.25% 11/15/33	13,180,000	14,862,954
Series 2012 C:
5% 11/15/24	3,500,000	4,188,870
5% 11/15/25	5,400,000	6,402,834
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,971,926
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,545,362
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	529,291
5.5% 5/1/15 (Escrowed to Maturity)	520,000	573,399
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,434,920
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Escrowed to Maturity)	1,000,000	1,023,820
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,624,424
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,307,174
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,580,414
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,315,439
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	$ 1,900,000	$ 2,099,519
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,145,000	2,358,470
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,239,075
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,052,532
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,382,354
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,816,750
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,613,845
Series 2010 A, 6% 5/1/28	5,300,000	6,147,841
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,759,908
Series 2009 D, 6.625% 11/1/39	2,300,000	2,759,908
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595,000	4,088,450
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	5,425,000	5,943,359
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,146,040
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,587,797
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,433,022
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,078,442
Series 2008 A, 5.625% 1/1/37	9,335,000	10,393,122
Series 2009 A, 7.25% 11/1/38	480,000	590,554
Series 2009:
6.875% 8/15/38	150,000	179,163
7% 8/15/44	540,000	645,403
Series 2010 A:
5.5% 8/15/24	1,030,000	1,184,212
5.75% 8/15/29	700,000	801,605
Series 2012 A:
5% 5/15/19	1,000,000	1,149,460
5% 5/15/23	700,000	803,488
Series 2012:
4% 9/1/32	1,900,000	1,905,795
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012:
5% 9/1/32	$ 4,000,000	$ 4,406,840
5% 9/1/38	700,000	753,445
5% 11/15/43	1,640,000	1,756,817
Series 2013, 5% 5/15/43	2,700,000	2,856,789
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,140
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	1,936,841
Series 2004 A, 5% 3/1/34	5,700,000	5,835,261
Series 2006:
5% 1/1/19	1,500,000	1,736,205
5.5% 1/1/31	1,000,000	1,201,370
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	1,500,000	1,516,155
Series 2010:
5% 1/1/14	1,525,000	1,568,676
5% 1/1/14 (Escrowed to Maturity)	475,000	489,763
5% 1/1/21 (FSA Insured)	900,000	1,020,114
5% 1/1/23 (FSA Insured)	2,100,000	2,331,714
Series 2012 A, 5% 1/1/33	1,700,000	1,828,469
Series 2012:
5% 8/1/19	900,000	1,049,679
5% 8/1/21	740,000	869,796
5% 3/1/23	1,500,000	1,719,810
5% 3/1/36	1,000,000	1,065,280
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,314,531
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,076,760
5.25% 5/15/32 (FSA Insured)	590,000	635,288
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,001,760
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,854,088
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,201,030
Series 2010, 5% 6/15/15	4,300,000	4,718,390
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38 (b)	20,000,000	22,562,800
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,534,344
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	$ 1,100,000	$ 961,884
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,941,837
0% 11/1/20 (FSA Insured)	3,850,000	3,170,013
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,893,119
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	938,980
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,176,903
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	253,672
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	789,516
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,728,200
Lake County Forest Preservation District Series 2007 A, 0.538% 12/15/13 (c)	440,000	440,431
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,000,000	1,053,450
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,092,950
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,114,576
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	3,830,213
Series 2012 B:
0% 12/15/51	5,900,000	876,209
5% 6/15/52	7,100,000	7,773,932
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,999,742
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,702,242
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,607,160
0% 6/15/45 (FSA Insured)	9,500,000	2,006,780
0% 6/15/46 (FSA Insured)	2,335,000	468,424
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
Series 2010 B1:
0% 6/15/47 (FSA Insured)	$ 5,660,000	$ 1,081,683
0% 6/15/15	2,760,000	2,693,815
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,864,397
0% 6/15/15 (Escrowed to Maturity)	605,000	598,387
0% 6/15/16 (Escrowed to Maturity)	475,000	465,491
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,080,473
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,076,458
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,010,029
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,683,250
Series 2009 A, 5.75% 4/1/38	4,870,000	5,478,020
Series 2010 A:
5% 4/1/25	1,700,000	1,942,658
5.25% 4/1/30	1,020,000	1,153,426
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	592,073
0% 11/1/14 (FSA Insured)	505,000	499,905
0% 11/1/16 (Escrowed to Maturity)	420,000	411,298
0% 11/1/16 (FSA Insured)	1,280,000	1,223,334
0% 11/1/18 (Escrowed to Maturity)	945,000	889,236
0% 11/1/18 (FSA Insured)	4,085,000	3,687,897
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,182,827
0% 11/1/19 (FSA Insured)	8,310,000	7,227,789
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,596,970
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,592,272
		382,305,075
Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,547,693
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,148,090
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,742,114
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,951,702
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,070,410
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,888,702
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,920,983
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,147,380
5% 3/1/30	500,000	554,910
5% 3/1/41	2,590,000	2,808,985
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,701,648
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,568,350
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,623,232
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,862,608
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	968,400
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	1,042,389
5% 10/1/37	1,700,000	1,946,925
Series 2011 A, 5.25% 10/1/26	1,000,000	1,209,110
Series 2011 B, 5% 10/1/41	2,000,000	2,210,760
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	952,000
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,153,080
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,124,866
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,902,801
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,113,040
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,966,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
5% 1/15/30	$ 4,300,000	$ 5,050,608
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,453,740
5% 7/1/35	1,000,000	1,157,980
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	769,321
		69,557,827
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	692,445
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,079,630
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	543,145
5.25% 7/1/15	200,000	216,464
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,806,948
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	447,492
5% 11/15/17	1,000,000	1,155,680
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,748,705
		10,690,509
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,385,395
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,393,960
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	5,000,000	5,664,650
Series 2010 A, 5% 2/1/30	1,605,000	1,743,415
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	10,625,000	13,293,150
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 522,275
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,189,470
		27,192,315
Louisiana - 0.5%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,618,995
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,118,210
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,370
Series 2012:
5% 12/1/24	2,455,000	2,858,823
5% 12/1/25	2,400,000	2,771,016
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	480,000	488,030
		13,927,444
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,069,316
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,057,570
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,194,355
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,649,535
		5,970,776
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,074,790
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	762,416
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,860,192
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	$ 590,000	$ 631,872
6% 1/1/38	4,200,000	4,709,124
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,194,105
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,527,288
		11,759,787
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	800,000	827,048
Series I, 6.75% 1/1/36	1,000,000	1,198,100
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,123,001
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,180,949
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,116,570
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,319,140
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,531,900
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	325,000	359,574
Series 2007 A:
4.5% 8/15/35	1,475,000	1,579,194
5% 8/15/22 (AMBAC Insured)	2,890,000	3,355,001
Series 2012 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	2,090,000	2,312,334
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,250,916
		24,153,727
Michigan - 3.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,784,415
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 1,600,000	$ 1,783,744
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,514,736
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,346,299
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,100,525
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,067,280
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,946,344
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,725,855
7% 7/1/36 (FSA Insured)	1,400,000	1,675,366
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,415,000
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,458,305
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,154,703
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,298,868
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,175,780
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	882,680
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,587,369
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,148,730
5.5% 10/15/45	2,000,000	2,307,780
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,200,000	2,242,548
5% 6/1/20	750,000	869,873
5% 6/1/27	1,100,000	1,221,022
5% 6/1/39	1,975,000	2,113,171
Series 2012 B, 5% 7/1/22	1,400,000	1,584,100
Series 2012:
5% 11/15/36	1,300,000	1,429,220
5% 11/15/42	2,950,000	3,201,370
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2013, 5% 8/15/29	$ 3,865,000	$ 4,379,741
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,310,705
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,282,240
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,524,691
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,196,360
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,946,354
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,488,595
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,897,965
5% 5/1/23 (FSA Insured)	5,275,000	6,149,173
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,147,806
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,702,355
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,638,110
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,492,878
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,074,260
		89,266,316
Minnesota - 1.2%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,842,325
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,060,500
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	10,099,929
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,200,920
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,344,340
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,473,189
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	747,096
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	$ 1,915,000	$ 2,260,332
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,421,919
Series 2009, 5.75% 7/1/39	6,690,000	7,537,155
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,053,590
		32,041,295
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,631,880
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,159,120
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,350
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	992,114
		2,276,584
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,275,173
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,252,480
		6,527,653
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.692% 12/1/17 (c)	1,000,000	925,220
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,151,579
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,896,086
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	1,800,000	1,863,684
5% 2/1/46 (Pre-Refunded to 2/1/14 @ 100)	2,000,000	2,070,760
		9,907,329
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,400,000	$ 1,659,798
5.625% 7/1/32	10,730,000	12,685,757
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,291,723
Series 2012 B, 5% 6/1/42	3,260,000	3,697,068
		20,334,346
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,273,317
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,341,152
Series 2012:
4% 7/1/23	1,000,000	1,058,980
4% 7/1/32	900,000	891,630
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	1,300,000	1,576,861
5% 10/1/19	2,890,000	3,504,067
		12,646,007
New Jersey - 2.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	680,016
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,251,350
5.125% 6/15/24	1,500,000	1,711,950
5.25% 6/15/28	1,000,000	1,132,610
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	652,380
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,089,580
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,089,580
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	871,664
Series 2011 EE, 5% 9/1/20	4,650,000	5,663,561
Series 2012, 5% 6/15/21	1,600,000	1,905,104
Series 2013:
5% 3/1/23	4,500,000	5,594,490
5% 3/1/24	6,200,000	7,573,238
5% 3/1/25	700,000	838,138
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
6% 12/15/34	$ 1,675,000	$ 2,014,422
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	825,000	1,055,456
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,265,952
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,225,000	1,230,917
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,597,999
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	1,500,000	1,509,330
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	500,880
Series 2008 A, 0% 12/15/35	24,090,000	8,631,447
		54,860,064
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,577,500
New York - 11.1%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,477,014
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	2,225,000	2,347,397
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	525,000	553,880
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,106,932
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	5,240,876
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	746,459
Series 2005 G, 5% 8/1/15	2,800,000	3,084,816
Series 2006 F1, 5% 9/1/25	3,000,000	3,276,840
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,613,798
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,184,610
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,221,090
Series 2012 A, 5% 8/1/24	2,720,000	3,302,733
Series 2012 F, 5% 8/1/24	12,000,000	14,712,720
Series 2012 G1:
5% 4/1/25	5,040,000	6,144,314
5% 4/1/27	6,900,000	8,227,629
Series 2013 D, 5% 8/1/23	7,300,000	9,163,836
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	$ 1,065,000	$ 1,159,444
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,058,490
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,058,980
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,166,463
Series 2009 A, 5.75% 6/15/40	5,400,000	6,388,740
Series 2009 CC, 5% 6/15/34	3,585,000	4,047,788
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,799,554
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,680,656
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,638,641
Series 2012 AA, 5% 6/15/44	1,300,000	1,451,294
Series 2012 CC, 5% 6/15/45	1,300,000	1,459,341
Series 2012 EE, 5.25% 6/15/30	10,300,000	12,549,211
Series GG, 5% 6/15/43	2,300,000	2,576,345
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,655,084
6% 7/15/38	13,000,000	15,463,500
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,668,255
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,413,828
5.75% 1/15/39	2,500,000	2,978,825
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,516,358
Series S1:
5% 7/15/24	2,000,000	2,449,120
5% 7/15/27	2,000,000	2,385,020
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,744,575
4% 5/15/22	5,000,000	5,831,650
5% 5/15/23	2,000,000	2,484,260
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,997,350
Series 2007 A, 5% 3/15/32	3,900,000	4,362,501
Series 2008 B, 5.75% 3/15/36	5,500,000	6,632,835
Series 2009 A, 5% 2/15/34	1,750,000	2,023,945
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	$ 270,000	$ 272,387
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	400,000	436,008
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,000,000	1,027,230
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,699,720
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,165,417
Series 2008 A, 5.25% 11/15/36	4,600,000	5,095,236
Series 2008 C, 6.5% 11/15/28	3,600,000	4,528,368
Series 2011 A, 5% 11/15/41	3,000,000	3,334,140
Series 2012 D, 5% 11/15/25	9,500,000	11,343,285
Series 2012 F, 5% 11/15/24	4,600,000	5,565,724
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,066,880
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,087,700
Series 2007 H:
5% 1/1/25	4,000,000	4,544,800
5% 1/1/26	2,500,000	2,830,950
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,345,420
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,197,122
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,409,360
Series 2003 B, 5.5% 6/1/18	865,000	868,564
Series 2003 B-1C:
5.5% 6/1/19	1,100,000	1,104,543
5.5% 6/1/21	4,060,000	4,076,687
5.5% 6/1/22	1,100,000	1,104,499
Series 2003B 1C, 5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,120
Series 2011:
5% 6/1/17	4,000,000	4,669,160
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2011:
5% 6/1/17	$ 3,600,000	$ 4,202,244
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,504,146
		286,530,707
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,896,210
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,202,900
5% 7/1/22	1,965,000	2,336,228
5% 7/1/23	2,075,000	2,448,894
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,169,330
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,358,064
Series 2012, 5% 11/1/41	1,630,000	1,771,370
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	4,106,916
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,138,740
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,126,249
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,127,790
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,292,863
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,720,545
		26,696,099
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,656,450
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,713,391
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 3,700,000	$ 4,020,087
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,125,471
		8,515,399
Ohio - 1.0%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	998,406
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,661,145
5% 6/1/17	1,755,000	1,991,118
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,307,542
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,275,939
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,765,900
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,374,620
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48 (b)	4,400,000	4,349,576
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	810,929
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,490,960
Olentangy Local School District 5.5% 12/1/17	35,000	35,144
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,622,575
		24,683,854
Oklahoma - 0.9%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,360
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,374,640
5.5% 8/15/22	2,400,000	2,781,216
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	3,625,000	4,018,458
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - continued
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev.:
Series 2010 B, 5% 10/1/35	$ 6,845,000	$ 7,910,835
Series 2013 D, 5% 10/1/33	2,400,000	2,824,080
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,368,410
		22,372,999
Oregon - 0.2%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,847,124
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,280,437
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	802,304
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,210,550
		6,140,415
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,548,680
Series B, 5% 6/15/15	2,000,000	2,190,580
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,190,520
5% 8/15/20	3,000,000	3,593,460
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,305,108
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,268,940
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	225,000	266,321
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	275,000	332,904
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	2,008,057
5% 1/1/23	1,000,000	1,114,570
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	490,404
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,074,918
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	$ 1,400,000	$ 1,652,728
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	816,375
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	503,035
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,771
Ninth Series, 5.25% 8/1/40	3,800,000	4,083,594
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,189,250
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,754,725
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,165,510
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	320,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,208,640
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,117,950
		35,350,440
Puerto Rico - 0.2%
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	848,048
5.75%, tender 7/1/17 (c)	1,500,000	1,604,355
Series N, 5.5% 7/1/22	1,300,000	1,327,482
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	167,200
		3,947,085
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,496,898
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,545,565
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,175,110
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,065,360
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,117,020
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,118,873
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,332,187
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,901,752
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	3,220,000	3,580,093
5% 12/1/18	7,000,000	8,489,880
Series 2012 D, 5% 12/1/43	6,500,000	7,306,260
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,148,524
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,799,880
		38,580,504
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/37	2,700,000	3,022,461
Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,026,220
5% 12/15/15	2,525,000	2,762,502
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B, 6.25% 7/1/13 (Escrowed to Maturity)	2,255,000	2,271,281
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,658,865
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,865,274
		9,584,142
Texas - 9.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,226,900
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	$ 1,500,000	$ 1,820,055
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,061,820
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,129,130
5.25% 2/15/42	3,255,000	3,627,177
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,163,734
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,891,439
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,451,233
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,167,820
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,894,715
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,191,350
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,144,566
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,902,794
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	553,945
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,499,643
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,694,490
Series A, 5% 11/1/42	5,200,000	5,775,432
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	618,610
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,461,010
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,123,990
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,161,911
Granbury Independent School District 0% 8/1/19	1,000,000	908,650
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,805,228
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 1,995,820
Series 2008 B, 5.25% 8/15/47	11,600,000	13,101,736
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,205,000	1,613,350
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,730,275
5% 7/1/26	3,000,000	3,523,860
Houston Cmnty. College Sys. Rev. Series 2013:
5% 2/15/37	900,000	1,003,104
5% 2/15/43	6,000,000	6,917,100
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	3,800,000	3,936,040
Series 2005 A, 0% 2/15/16	2,800,000	2,744,532
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,644,146
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,283,246
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	671,160
Lewisville Independent School District 0% 8/15/18	1,025,000	958,180
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,088,580
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	120,000	128,524
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	33,293
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,395,365
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,913,000
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,364,303
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,444,105
Mansfield Independent School District 5.5% 2/15/17	15,000	15,062
McLennan County Jr. College District 5% 8/15/15 (Pre-Refunded to 8/15/14 @ 100)	1,120,000	1,188,421
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,812,856
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,384,909
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,155,460
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,182,850
5% 6/1/25	2,100,000	2,470,419
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,113,180
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,077,290
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,648,900
Series 2008 A:
6% 1/1/24	1,000,000	1,183,990
6% 1/1/25	6,000,000	7,083,360
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,892,083
Series 2009 A, 6.25% 1/1/39	3,000,000	3,481,980
Series 2011 A:
5.5% 9/1/41	870,000	1,031,298
6% 9/1/41	2,100,000	2,601,270
Series 2011 D, 5% 9/1/28	4,700,000	5,528,046
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (Pre-Refunded to 8/1/13 @ 100)	2,010,000	2,033,517
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	433,736
Series 2007, 5.375% 8/15/33	2,400,000	2,729,784
Rockdale Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/37 @ 100)	800,000	868,888
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	697,554
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,170,190
Series 2012, 5.25% 2/1/25	1,600,000	2,087,136
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,362,023
5% 5/15/26	7,000,000	8,552,810
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,860,035
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,634,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	$ 600,000	$ 700,446
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,126,290
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,151,900
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	1,005,000	1,018,507
5% 8/15/36	2,000,000	2,253,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,080,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,012,550
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,580,587
Series 2006 A, 5% 4/1/29	1,020,000	1,168,910
Series 2006, 5% 4/1/27	2,100,000	2,342,319
Series 2008, 5% 4/1/25	1,500,000	1,764,765
Series B, 0% 10/1/13	1,000,000	999,060
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,291,071
0% 9/1/16 (Escrowed to Maturity)	15,000	14,680
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,864,137
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,570,652
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,570,906
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	1,200,000	1,209,324
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,503,294
5% 4/1/25	1,200,000	1,381,656
5% 4/1/26	1,500,000	1,723,950
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,160,030
Series B, 5.375% 7/15/16	1,000,000	1,003,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	$ 2,085,000	$ 2,324,316
Waller Independent School District 5.5% 2/15/33	5,100,000	5,897,640
		243,761,318
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,989,070
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,844,169
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	2,059,194
		5,892,433
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,371,549
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,096,160
		5,467,709
Virginia - 0.2%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,169,680
Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	708,024
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/20	5,000,000	6,233,900
5% 7/1/21	1,000,000	1,260,880
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	1,022,429
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	145,434
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,330,570
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,052,660
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	9,038,722
Series 2009, 5.25% 1/1/42	1,000,000	1,156,870
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.: - continued
Series 2010, 5% 1/1/50	$ 2,200,000	$ 2,435,224
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,538,669
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,287,500
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,755,632
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,100,710
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,254,100
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,587,250
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,732,650
Series 2010 A, 5.25% 8/15/20	2,325,000	2,666,891
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,164,040
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,253,400
Series 2012 A, 5% 10/1/24	6,700,000	8,191,085
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,515,172
		77,431,812
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,445,795
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,124,220
		2,570,015
Wisconsin - 0.6%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,110,210
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,114,270
5.75% 7/1/30	1,000,000	1,154,390
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Agnesian HealthCare, Inc. Proj.):
Series 2013 B:
5% 7/1/26	$ 750,000	$ 866,288
5% 7/1/36	1,600,000	1,784,816
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,327,560
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,062,640
Series 2012:
5% 10/1/24	1,400,000	1,694,476
5% 6/1/39	390,000	423,454
Series 2013, 5% 8/15/27	2,815,000	3,218,727
		14,756,831
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	3,001,631
TOTAL MUNICIPAL BONDS (Cost $2,250,500,385)		2,478,503,331
Tax-Exempt Central Fund - 2.1%
	Shares
Other - 2.1%
Fidelity Tax-Free Cash Central Fund, 0.20% (d)(e) (Cost $53,201,000)	53,201,000	53,201,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,303,701,385)		2,531,704,331
NET OTHER ASSETS (LIABILITIES) - 1.9%		50,306,965
NET ASSETS - 100%		$ 2,582,011,296
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 18,011
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,478,503,331	$ -	$ 2,478,503,331	$ -
Money Market Funds	53,201,000	53,201,000	-	-
Total Investments in Securities:	$ 2,531,704,331	$ 53,201,000	$ 2,478,503,331	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,303,279,076. Net unrealized appreciation aggregated $228,425,255, of which $229,181,291 related to appreciated investment securities and $756,036 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013